Operations - Additional Information (Detail) $ / shares in Units, $ in Millions	Feb. 08, 2021 USD ($) shares	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 15, 2021 votes	Dec. 31, 2020 R$ / shares	Aug. 08, 2020 R$ / shares	Mar. 16, 2020 R$ / shares	Dec. 31, 2019 R$ / shares	May 31, 2019 R$ / shares	Dec. 31, 2018 R$ / shares	Jun. 29, 2018 R$ / shares
Statement [line items]
Share issue price | R$ / shares				R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00
Class A common shares [member]
Statement [line items]
Number of votes per share | votes			1
Class B common shares [member]
Statement [line items]
Number of votes per share | votes			10
Non Adjusting Event [member] | Vinci Partners Ltd [member]
Statement [line items]
Number of shares issued	1,398,014
Net proceeds from the offering | $	$ 23	$ 232
Non Adjusting Event [member] | Vinci Partners Ltd [member] | Class A common shares [member]
Statement [line items]
Number of shares issued		13,873,474
Share issue price | $ / shares		$ 18.00
Additional number of shares issued		2,081,021